S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 08, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Our Sponsor
Our sponsor, Calm Seas Sponsor LLC, is a Cayman Islands limited liability company that was formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Cayman Islands Limited Liability Companies Act (As Revised) and other applicable law, its business is focused on investing in our company. Our sponsor is affiliated with Pilgrim Global Advisors, LLC, an SEC-registered investment adviser that reported regulatory assets under management of $884.2 million as of December 31, 2025. Pilgrim has invested in the energy, maritime and industrial sectors and has current investments in these focus industries. Procter Hug IV, our Chief Executive Officer and a director, is a Partner and member of the investment committee of Pilgrim Global Advisors, LLC, and Michael Marietta, our Chief Financial Officer and a director, is also a member of its investment committee.
Compensation of Sponsor, Sponsor’s Affiliates and Directors and Officers
The table below summarizes (i) the number of founder shares and private placement warrants issued or to be issued to the sponsor and CCM simultaneously with the consummation of this offering and the price paid or to be paid by the sponsor or CCM for such securities, and (ii) the main items of compensation received or eligible to be received by the sponsor, our sponsor’s affiliates and our directors and officers:

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration
Sponsor	11,525,000 founder shares(1) (of which 1,500,000 are subject to forfeiture to the extent the underwriters do not exercise their over-allotment option)	$25,000 or approximately $0.002 per founder share

	4,500,000 private placement warrants (or 4,875,000 private placement warrants if the underwriters’ over-allotment option is exercised in full)	$4,500,000 (or $4,875,000 if the underwriters’ over-allotment option is exercised in full) or $1.00 per private placement warrant

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

Sponsor, officers, directors or our or their affiliates
Working capital loans by our sponsor, our sponsor’s affiliates and our directors or officers. Such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant
(2)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf
(3)
Services in connection with identifying, investigating and completing an initial business combination

(1)
As described below under “
Offering — Founder shares conversion and anti-dilution rights
,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.002 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares held by our sponsor at approximately 33% of our issued and outstanding ordinary shares upon the consummation of this offering. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “
Offering — Limited payments to insiders
” and “
Offering
—
Forward purchase agreement and additional financing
.”

For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “
Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class
 A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class
 A ordinary shares upon the conversion of the Class
 B ordinary shares at a ratio greater than
one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”
,
“— Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the
business combination causes the trading price of our ordinary shares to materially decline”
, and
“— Risks Relating
to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.002 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class
 A ordinary shares”
.
(2)
The $1.00 per private placement warrant conversion price for such working capital loans may potentially be significantly less than the market price of our warrants at the time the lenders elect to convert their working capital loans into private placement warrants. Therefore, such private placement warrant issuances may result in significant dilution to holders of our shares.
For more information also see
“
Risk Factors
—
Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination —
We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could materially dilute the interests of our existing shareholders and add costs.
”

(3)
For more information, also see “
Effecting Our Initial Business Combination — Sources of Target Businesses,
” “
Management — Executive Officer and Director Compensation
” and “
Certain Relationships and Related Party Transactions.
”

Certain members of our management team will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. The low price that our sponsor and certain members of our management team paid, directly or indirectly, for the founder shares creates an incentive whereby they could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, the founder shares and private placement warrants may expire worthless, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, Pilgrim Global and/or officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket
expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers or directors were to be included by a target business as a condition to any agreement with respect to our initial business combination.
Pursuant to written agreements to be entered with us, our sponsor, each member of our management team and CCM will agree to restrictions on its, his or her ability to transfer, assign, or sell founder shares and private placement warrants, as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale — Rule 144,” “Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Securities Eligible for Future Sale — Summary of resale restrictions.”

Subject Securities	Transfer Restrictions	Natural persons and entities subject to transfer restrictions	Exceptions to transfer restrictions
Founder Shares
Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (each of the foregoing, a “Transfer”), until the earlier of (A) 180 days after the completion of our initial business combination; and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Our sponsor, officers and directors
Restrictions are not applicable to transfers (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of an initial business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) distributions from our sponsor to its members, partners or stockholders pursuant to our sponsor’s limited liability company agreement; (g) by

Subject Securities	Transfer Restrictions	Natural persons and entities subject to transfer restrictions	Exceptions to transfer restrictions

virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g) (such transactions described in clauses (a) through (j), collectively “permitted transfers”); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the agreement.

Private Placement Warrants and Underlying Shares	No Transfer until 30 days after the completion of our initial business combination.	Our sponsor, officers, directors, other initial shareholders and CCM	Same as above (other than clause (g) with respect to the inclusion of CCM).
Pursuant to the letter agreement, for the benefit of CCM, our sponsor and the members of our management team will also agree that, for a period of 180 days from the date of this prospectus, they will not, without the prior written consent of CCM, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any Class A ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares, subject to customary exceptions. CCM in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice.
The letter agreement will also provide that our sponsor and our management team agree to vote any founder shares and any public shares they may own in favor of a proposed initial business combination (except with respect to any public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule
14e-5
under the Exchange Act and any SEC interpretations or guidance relating thereto) if we seek shareholder approval for such business combination and in favor of any proposals recommended by our board of directors in connection with such business combination. Further, our sponsor and management team will also agree not to redeem any public shares they may hold in connection with such shareholder approval. The letter agreement may not be changed, amended, modified or waived as to any particular provision, except by a written instrument executed by (i) each individual signatory to the letter agreement with respect to herself or himself, as applicable, to the extent she or he are the subject of any such change, amendment, modification or waiver, (ii) us, and (iii) our sponsor. Pursuant to the underwriting agreement, we will agree to not amend, modify or otherwise change the letter agreement without the prior written consent of CCM, which will not be unreasonably delayed, conditioned or withheld. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement. Any such amendments to the letter agreement would not require approval from our shareholders and may have an adverse effect on the value of an investment in our securities. For more information, also see “
Risk Factors — Risks Relating to our Management Team — Our letter agreement with our sponsor and management team may be amended without shareholder approval
”
and “
Underwriting.
”
In order to facilitate our initial business combination or for any other reason determined by our sponsor, our sponsor may, in its sole discretion (with respect to permitted transfers) and otherwise with our consent (i) surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities held by it, including for no consideration in connection with a PIPE financing or otherwise, (ii) subject any such securities to earn-outs or other restrictions, and (iii) enter into any other arrangements with respect to any such securities.
We may approve an amendment or waiver of the letter agreement that would allow the sponsor to directly, or members or manager of our sponsor to indirectly, transfer founder shares and private placement warrants or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination. As a result, there is a risk that our sponsor, Pilgrim Global and/or our officers and directors may divest their ownership or economic interests in us or in our sponsor, which would likely result in our loss of certain key personnel, including Procter Hug IV or Michael Marietta, and could also result in a change to our acquisition strategy and criteria and our industry focus without shareholders having the ability to consider the merits of a change in the management team. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination. For more information, see “
Risk Factors — General Risk Factors — Our sponsor has the ability to remove itself as the Company’s sponsor or to substantially reduce its interests in the Company before identifying an initial business combination, which may result in change in the strategy and focus of our Company in pursuing an initial business combination.”
Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination because the other entities to which our officers and directors currently owe fiduciary duties or contractual obligations are (i) not themselves in the business of engaging in business combinations or (ii) though in the business of engaging in business combinations, have already entered into a binding agreement with a target company.
In addition, our sponsor, Pilgrim Global and/or our officers and directors in the future may sponsor or form, other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, Pilgrim Global and/or officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination because we expect that our company will generally have priority over any other SPACs subsequently formed by our sponsor, Pilgrim Global and/or officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination.
We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, Pilgrim Global and/or officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, Pilgrim Global and/or officers or directors. In the event we seek to complete an initial business combination with a target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, Pilgrim Global and/or officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm which is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.
Further, our founders, officers and directors are not required to commit any specified amount of time to our affairs and, accordingly, will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence.
We have until the date that is 18 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such
18-month
period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, public shareholders will be offered an opportunity to redeem their public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the effective date of such extension, including interest earned thereon (less permitted withdrawals), divided by the number of then-outstanding public shares, subject to applicable law, if such extension is implemented. There is no limit on the number or length of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor, management team and other initial shareholders will lose their entire investment in our founder shares and our private placement warrants, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account. For more information, also see “
Risk Factors — Risks Relating to our Securities — Since our sponsor, management team and other initial shareholders will likely lose their entire investment in us if our initial business combination is not completed (other than with respect to public shares they may acquire during or after this offering), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window.
”

SPAC Sponsor, Controlling Persons [Table Text Block]	Procter Hug IV, our Chief Executive Officer and a director, is a Partner and member of the investment committee of Pilgrim Global Advisors, LLC, and Michael Marietta, our Chief Financial Officer and a director, is also a member of its investment committee.
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to written agreements to be entered with us, our sponsor, each member of our management team and CCM will agree to restrictions on its, his or her ability to transfer, assign, or sell founder shares and private placement warrants, as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale — Rule 144,” “Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Securities Eligible for Future Sale — Summary of resale restrictions.”

Subject Securities	Transfer Restrictions	Natural persons and entities subject to transfer restrictions	Exceptions to transfer restrictions
Founder Shares
Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (each of the foregoing, a “Transfer”), until the earlier of (A) 180 days after the completion of our initial business combination; and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Our sponsor, officers and directors
Restrictions are not applicable to transfers (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of an initial business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) distributions from our sponsor to its members, partners or stockholders pursuant to our sponsor’s limited liability company agreement; (g) by

Subject Securities	Transfer Restrictions	Natural persons and entities subject to transfer restrictions	Exceptions to transfer restrictions

virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g) (such transactions described in clauses (a) through (j), collectively “permitted transfers”); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the agreement.

Private Placement Warrants and Underlying Shares	No Transfer until 30 days after the completion of our initial business combination.	Our sponsor, officers, directors, other initial shareholders and CCM	Same as above (other than clause (g) with respect to the inclusion of CCM).

SPAC Sponsor, Conflicts of Interest [Table Text Block]	As a result, our sponsor, Pilgrim Global and/or officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved.